Retirement and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Schedule of Funded Status and the Amounts Recognized in the Consolidated Balance Sheets

(¥ in millions)
At March 31:	2011	2010
Funded status:
Benefit obligations	¥165,637	¥168,974
Fair value of plan assets	130,437	129,156

Funded status-net	¥(35,200)	¥(39,818)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(35,285)	¥(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359

Amounts recognized in the consolidated balance sheets-net	¥(35,200)	¥(39,818)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income, Before Tax

(¥ in millions)
At March 31:	2011	2010
Actuarial loss	¥28,344	¥24,192
Prior service benefit	(3,628)	(4,436)

Total recognized in accumulated other comprehensive income, before tax	¥24,716	¥19,756

Schedule of Projected Benefit Obligations and Fair Value of Plan Assets

(¥ in millions)
At March 31:	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥163,060	¥166,643
Fair value of plan assets	127,775	126,466

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,322	¥165,148
Fair value of plan assets	126,380	125,074

Schedule of Changes in Benefit Obligations

(¥ in millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	¥168,974	¥167,277
Service cost	6,117	5,933
Interest cost	3,315	3,646
Actuarial loss (gain)	(831)	3,729
Benefits paid (lump-sum payments)	(7,226)	(7,913)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(363)	549

Benefit obligations at end of year	¥165,637	¥168,974

Accumulated benefit obligations at March 31	¥164,942	¥168,377

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Schedule of Changes in Plan Assets

(¥ in millions)
For the years ended March 31:	2011	2010
Fair value of plan assets at beginning of year	¥129,156	¥111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Benefits paid (lump-sum payments)	(4,763)	(5,053)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(340)	556

Fair value of plan assets at end of year	¥130,437	¥129,156

Schedule of Fair Value of Plan Assets

(¥ in millions)
at March 31	Level 1	Level 2	Level 3	Total
2011 :
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *1	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *4	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

2010 :
Equity securities:
Financial institutions (Japanese companies)	¥6,805	¥—	¥—	¥6,805
Other industries (Japanese companies)	5,129	—	—	5,129
Pooled funds (Japanese companies) *1	—	20,284	—	20,284
Pooled funds (foreign companies) *1	—	22,764	—	22,764
Debt securities:
Pooled funds (Japanese issuers) *2	—	58,377	—	58,377
Pooled funds (foreign issuers) *3	—	10,998	—	10,998
Cash and short-term investments	1,056	1,509	—	2,565
General accounts of insurance company	—	1,717	—	1,717
Other assets *4	—	205	312	517

Fair value of plan assets	¥12,990	¥115,854	¥312	¥129,156

*1	These funds are invested in listed equity securities.
*2	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Schedule of Net Periodic Benefit Cost for Defined Benefit Pension Plans and Severance Indemnity Plans

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Net periodic benefit cost:
Service cost	¥6,117	¥5,933	¥5,944
Interest cost	3,315	3,646	3,730
Expected return on plan assets	(2,585)	(2,200)	(2,428)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	472	9,611	128

Total	¥6,511	¥16,182	¥6,566

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.4%	2.5%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss), Before Tax

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Actuarial gain (loss) recognized in other comprehensive income	¥(4,602)	¥7,712	¥(22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128

Net recognized in other comprehensive income (loss), before tax	¥(4,938)	¥16,515	¥(23,577)

Schedule of Estimated Prior Service Benefit and Actuarial Loss

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	693

Schedule of Expected Benefit Payments to the Participants

(¥ in millions)
Years ending March 31:
2012	¥11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2021	47,574